8. WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
WARRANTS

NOTE 7. WARRANTS

The Company issued warrants to purchase shares of its common stock in conjunction with private placement offerings in 2007 and 2008 and a consulting agreement in 2008. The expiration of the outstanding warrants occurs through May 2013 at various periods.

A summary of the activity of the warrants for the three months ended March 31, 2012 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2012	95,498	$33.16
Granted	-
Exercised	-
Expired	-
Warrants outstanding and exercisable - March 31, 2012	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - March 31, 2012	0.66

NOTE 8. WARRANTS

A summary of the status of the warrants for the year ended December 31, 2011 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2011	96,123	$32.80
Granted	-
Exercised	-
Expired	(625)	16.00
Warrants outstanding and exercisable - December 31, 2011	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - December 31, 2011	0.91

The expiration of the outstanding warrants at December 31, 2011 occurs through May 2013 at various dates.

On April 24, 2008, the Company entered into a one-year consulting agreement with a firm to provide the Company with financial advisory services. As compensation for the services, the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, this warrant expired during the year ended December 31, 2011.